					Remittance Dates:
					March 23, 2018 through April 23, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	March 23, 2018 through April 23, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$1,318,833.34	$1,312,905.20
2	Small General Service	$0.00500	per kWh	$152,811.27	$152,604.38
3	General Service	$0.00263	per kWh	$695,312.21	$695,056.32
4	Large General Service	$0.00159	per kWh	$187,702.30	$187,686.50
5	Large Industrial Power Service	$0.10931	per kW	$108,292.36	$108,285.97
6	Interruptible Service	$0.02288	per kW	$2,713.16	$2,713.16
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$8,456.06	$8,456.06
9	Street and Outdoor Lighting	$0.01382	per kWh	$114,290.91	$112,594.81
10	Total			$2,588,411.61	$2,580,302.40

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,580,302.40
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,580,302.40

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of April, 2018.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Title: Vice President and Treasurer

					Remittance Dates:
					April 23, 2018 through May 22, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	April 23, 2018 through May 22, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$1,225,028.54	$1,219,383.61
2	Small General Service	$0.00500	per kWh	$139,701.01	$139,496.77
3	General Service	$0.00263	per kWh	$649,539.06	$649,282.49
4	Large General Service	$0.00159	per kWh	$182,040.14	$182,023.03
5	Large Industrial Power Service	$0.10931	per kW	$110,410.65	$110,404.47
6	Interruptible Service	$0.02288	per kW	$2,894.03	$2,894.03
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$8,670.98	$8,670.98
9	Street and Outdoor Lighting	$0.01382	per kWh	$110,597.07	$109,231.31
10	Total			$2,428,881.48	$2,421,386.68

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,421,386.68
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,421,386.68

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 16th day of May, 2018.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Title: Vice President and Treasurer

					Remittance Dates:
					May 23, 2018 through June 22, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	May 23, 2018 through June 22, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$1,345,886.40	$1,339,684.56
2	Small General Service	$0.00500	per kWh	$147,011.75	$146,796.81
3	General Service	$0.00263	per kWh	$663,243.41	$662,981.42
4	Large General Service	$0.00159	per kWh	$180,939.54	$180,922.55
5	Large Industrial Power Service	$0.10931	per kW	$109,603.37	$109,597.24
6	Interruptible Service	$0.02288	per kW	$2,779.03	$2,779.03
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$8,576.06	$8,576.06
9	Street and Outdoor Lighting	$0.01382	per kWh	$110,914.12	$109,544.42
10	Total			$2,568,953.68	$2,560,882.09

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$2,560,882.09
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$2,560,882.09

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 14th day of June, 2018.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer

					Remittance Dates:
					June 25, 2018 through July 23, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2017 through June 28, 2018
		Remittance Dates:	June 25, 2018 through July 23, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00364	per kWh	$2,184,322.56	$2,174,257.19
2	Small General Service	$0.00500	per kWh	$195,284.95	$194,999.43
3	General Service	$0.00263	per kWh	$839,938.71	$839,606.93
4	Large General Service	$0.00159	per kWh	$206,720.69	$206,701.24
5	Large Industrial Power Service	$0.10931	per kW	$111,914.25	$111,907.96
6	Interruptible Service	$0.02288	per kW	$3,007.83	$3,007.83
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01791	per kW	$8,075.84	$8,075.84
9	Street and Outdoor Lighting	$0.01382	per kWh	$110,905.44	$109,535.85
10	Total			$3,660,170.27	$3,648,092.27

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,648,092.27
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,648,092.27

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of July, 2018.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer

					Remittance Dates:
					July 23, 2018 through August 22, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2018 through June 28, 2019
		Remittance Dates:	July 23, 2018 through August 22, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$2,142,142.11	$2,132,271.12
2	Small General Service	$0.00396	per kWh	$173,425.31	$173,171.76
3	General Service	$0.00255	per kWh	$843,942.92	$843,609.57
4	Large General Service	$0.00150	per kWh	$202,107.82	$202,088.79
5	Large Industrial Power Service	$0.09011	per kW	$94,586.38	$94,581.09
6	Interruptible Service	$0.02316	per kW	$2,977.62	$2,977.62
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01763	per kW	$9,156.14	$9,156.14
9	Street and Outdoor Lighting	$0.01276	per kWh	$101,650.02	$100,394.76
10	Total			$3,569,988.32	$3,558,250.85

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,558,250.85
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,558,250.85

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of August, 2018.
				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer

					Remittance Dates:
				August 23, 2018 through September 24, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		June 29, 2018 through June 28, 2019
		Remittance Dates:	August 23, 2018 through September 24, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00327	per kWh	$2,186,865.11	$2,176,788.05
2	Small General Service	$0.00396	per kWh	$178,344.01	$178,083.26
3	General Service	$0.00255	per kWh	$845,578.09	$845,244.08
4	Large General Service	$0.00150	per kWh	$196,193.09	$196,174.66
5	Large Industrial Power Service	$0.09011	per kW	$94,400.2	$94,394.9
6	Interruptible Service	$0.02316	per kW	$2,832.74	$2,832.74
7	Economic As-Available Service	$0.00000	per kWh	$—	$—
8	Standby and Maintenance Service	$0.01763	per kW	$8,476.82	$8,476.82
9	Street and Outdoor Lighting	$0.01276	per kWh	$100,294.93	$99,056.37
10	Total			$3,612,984.99	$3,601,050.88

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$—	$—	$—	$—
14	Small General Service	$—	$—	$—	$—
15	General Service	$—	$—	$—	$—
16	Large General Service	$—	$—	$—	$—
17	Large Industrial Power Service	$—	$—	$—	$—
18	Interruptible Service	$—	$—	$—	$—
19	Economic As-Available Service	$—	$—	$—	$—
20	Standby and Maintenance Service	$—	$—	$—	$—
21	Street and Outdoor Lighting	$—	$—	$—	$—
22	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,601,050.88
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,601,050.88

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of September, 2018.

				ENTERGY TEXAS, INC., as Servicer
				By /s/ Steven C. McNeal
				Steven C. McNeal Title: Vice President and Treasurer